Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	BROOKFIELD BUSINESS PARTNERS L.P.
Document Period End Date	Dec. 31, 2022
Entity Central Index Key	0001654795
Current Fiscal Year End Date	--12-31
Amendment Flag	false